Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net (loss) profit	$ (1,903,908)	$ 286,142	$ 917,687
Adjustments for items not affecting cash:
Depreciation of property, plant and equipment	164,562	199,668	124,413
Amortization of intangible assets	140,460	143,308	17,524
Write-down of inventory	40,063
Impairment of property, plant and equipment	117,451
Share-based consulting services	42,667
Loss (gain) on termination of lease liabilities			(8,193)
Non-cash operating lease expense	103,301	63,691	27,179
Deferred income tax	(45,157)	(56,267)	103,870
Provision for current expected credit loss	150,814	94,835
Interest expenses	11,429
Changes in operating assets and liabilities
Accounts receivable	(1,213,243)	(1,346,044)	(1,913,882)
Inventories	(42,868)	39,583	(64,013)
Prepaid expenses	(509)	751	(13,194)
Loan receivable	216,800	(216,800)
Other receivables	(150,752)	(1,509)	(10,190)
Deposits	(82,764)
Accounts payable & accrued liabilities	(1,272,399)	685,659	819,603
Contract liabilities	(82,402)	89,161	(63,968)
Accrued payroll liabilities	272,982	2,482	2,449
Lease liabilities	(85,182)	(63,243)	(30,159)
Income tax payable	93,538	255,772	118,895
Other payables	(60,581)	27,158	34,330
Net cash (used in) provided from operating activities	(3,585,698)	204,347	62,351
Cash Flows from Investing Activities:
Purchase of intangible asset	(1,029,533)	(303,319)
Purchase of property, plant and equipment	(1,725,714)	(795,234)	(3,024)
Net cash used in investing activities	(2,755,247)	(1,098,553)	(3,024)
Cash Flows from Financing Activities:
Deferred offering costs incurred	(228,877)	(531,426)
Proceeds from bank loan, net	1,003,169
Repayment of bank loan	(17,263)
Net proceeds from share issuance	6,381,000	1,800,000
Net proceeds (repaid to) borrowed from related parties	(458,779)	216,265	38,888
Net cash provided by financing activities	6,679,250	1,484,839	38,888
Effect of exchange rate changes on cash	(81,281)	(26,205)	11,625
Net increase in cash	257,024	564,428	109,840
Cash, beginning of year	685,796	121,368	11,528
Cash, end of year	942,820	685,796	121,368
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid	(11,429)
Income taxes paid
SUPPLEMENTAL NON-CASH TRANSACTION INFORMATION:
Underwriters’ warrants issued	366,337
Reclassification of deferred offering cost to additional paid-in capital (“APIC”)	760,303
Goods Sales Tax (“GST”) on purchased building	46,466
Shares issued for service	64,000
Right-of-use assets acquired in exchange for operating lease liabilities	607,424		253,500
Disposal of right-of-use assets			89,703
Purchase of property, plant and equipment			$ 1,133,919